Related-Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Double2 Network Technology Co., Ltd.
Related Party Transaction [Line Items]
Software development cost	$ 108	$ 113